Net (Loss) Income Per Share - Schedule of Basic and Diluted Net Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Basic and Diluted Net Loss [Abstract]
Net (loss) income attributable to Highway Holdings Limited’s shareholders, basic and diluted (in Dollars)	$ (1,524)	$ 106	$ (959)
Shares:
Weighted average common shares used in computing basic net (loss) income per share	4,554,360	4,401,825	4,373,236
Dilutive stock option
Weighted average common shares used in computing diluted net (loss) income per share	4,554,360	4,401,825	4,373,236
Net (loss) income per share, basic (in Dollars per share)	$ (0.33)	$ 0.02	$ (0.22)
Net (loss) income per share, diluted (in Dollars per share)	$ (0.33)	$ 0.02	$ (0.22)